Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
474045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2024	Resolved	FCOM7201	Compliance	Loan Originator NMLS Status is Unknown	Loan Originator NMLS Status is Unknown The NMLS had no record. Business Purpose Loan - DSCR.			XX/XX/XXXX - Business purpose loans are exempt, condition cleared. ; Loan Originator NMLS Status is Unknown; XX/XX/XXXX - XXX rebuttal - Please note that for XXX business purpose loans the broker does not have to be registered with NMLS	07/17/2024		D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
474045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2024	Resolved	FCOM5063	Compliance	Loan Origination Company NMLS Status is Unknown	Loan Origination Company NMLS Status is Unknown The NMLS had no record of the Loan Origination company, Business Purpose DSCR loan.	XX/XX/XXXX - Business purpose loans are exempt, condition cleared. ; Loan Origination Company NMLS Status is Unknown; Please note that for XXX business purpose loans the broker does not have to be registered with
																	NMLS	07/17/2024		D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
474045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide XX months Pay-history for the subject property. Lender Approval Condition - XXXX - Updated XX month pay history for subject property. Per Guidelines: Borrower & Guarantor Due Diligence Requirement: Mortgage late payments, None permitted at closing. XX-day late mortgage payments; None in past XXX (X) months; no more than XXX (X) in past XX months. XX+day mortgage late payments; None in past XX months reporting on credit.			XX/XX/XXXX - Client rebuttal - Borrower disputed late payments on the credit report, new credit report revealed no late payments. Two payment histories were included in the file, payoffs revealed no late pays. No need for VOR/VOM. Condition cleared per rebuttal, no lates. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	07/16/2024		D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
474045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete The real estate owned (REO) section of the XXXX/application is not completed. Provide the completed REO information. Per Lender Guidelines - XXX (XXX): XXX limits the number of investment properties a borrower may own including subject to XX properties, whether mortgaged or not.			XX/XX/XXXX - Client rebuttal - REO section not required to be completed as this is a Business Purpose Loan. Data verify reveals X properties that are owned. Condition cleared per lender rebuttal. Verified total X properties.; The Final XXXX is Present	07/16/2024		D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
474045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved	07/02/2024		D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
419885	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The subject has property insurance with XXX. Provide verification of X months Rent Loss Insurance coverage. Per GL's XX.XX Hazard Insurance - C.			XX/XX/XXXX - Lender Uploading insurance and initial certificate confirming that the $XX,XXX is business income coverage, aka rent loss. Condition cleared. ; Rent Loss Coverage Present	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
419885	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Verification of Rent provides pay-history from XX/XX/XXXX through X/X/XXXX, shows the amount of rent $XXXX.. Provide documentation to support the XXX and XX/XX/XXXX rent payments were made. Per GL's X/XX Verification of Rent Payments.			XX/XX/XXXX - Lender Uploading updated ULAW with comp factors. Guarantor assumed control of corporation in XX/XXXX. Unable to obtain prior mortgage history on subject property. Okay to proceed with rating from XX/XXXX onward at max loan amount of $XXX,XXX. Ok per XXX to waive mortgage rating requirement in conjunction with Sec X.XX and also to waive the XX month STR ledger, comp factors, XXX FICO, XX% LTV, significant reserves after closing, borr S/E for X+ years, subject remodeled in XXXX and has been well taken care of.	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
419885	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Acknowledged	FCRE1345	Credit	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing The subject is a short term rental property. There is a copy of the subject listing on XXX. The Lender provided the short term rental owners statement from XX/XX/XXXX and XX/XX/XXXX. The appraiser provided an estimated monthly income of $XXX, which was used to calculate the rental income. Provide a Lender exception for a short term rental without a XX month ledger for actual rents. Per GL's Section X VI. Rental Income Requirements; Alt Doc.			XX/XX/XXXX - Lender Uploading updated ULAW with comp factors. Guarantor assumed control of corporation in XX/XXXX. Unable to obtain prior mortgage history on subject property. Okay to proceed with rating from XX/XXXX onward at max loan amount of $XXX,XXX. Ok per XXX to waive mortgage rating requirement in conjunction with Sec X.XX and also to waive the XX month STR ledger, comp factors, XXX FICO, XX% LTV, significant reserves after closing, borr S/E for X+ years, subject remodeled in XXXX and has been well taken care of.	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
419885	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The Subject mortgage is with a Private Party; Note in the file is dated XX/XXXX with a monthly payment of $X,XXX. The subject mortgage pay-history is documented with XXX statements from XX/XX/XXXX - XX/XX/XXXX. There is an exception from the Lender for missing pay-history from X/XX - XX/XX. Provide verification for XX/XX/XXXX and XX/XX/XXXX payments. In addition, provide XXX compensating factors for the exception. Per GL's X.XX & X.XX- Determining Mortgage Rating & Private Party Non-Institutional Lender			XX/XX/XXXX - Lender Uploading updated ULAW with comp factors. Guarantor assumed control of corporation in XX/XXXX. Unable to obtain prior mortgage history on subject property. Okay to proceed with rating from XX/XXXX onward at max loan amount of $XXX,XXX. Ok per XXX to waive mortgage rating requirement in conjunction with Sec X.XX and also to waive the XX month STR ledger, comp factors, XXX FICO, XX% LTV, significant reserves after closing, borr S/E for X+ years, subject remodeled in XXXX and has been well taken care of.	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
419885	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
339489	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	07/29/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing documentation for proof of business existence for XXX. Per Lender Guidelines: XX Month Bank Statement Program (X) - Acceptable documentation supporting existence of the business for most recent XXX years.	; Lender provided business verification for XXX to verify over two years existence and another amended ULAW accepting the XXX Letter as it is written. Per XXX, ok to accept CPA Letter written as-is. Comp Factors: XXX FICO, no negative credit, XX% LTV, and significant reserves after closing. ; XX/XX/XXXX - lender submitted ULAW, URLA and new income calc and CPA letter. CPA letter does not meet lender GLs. CPA letter is missing verification of how long the company has been in business and how the CPA knows the business. The CPA letter received only states the Borrower's ownership of XX%. ; Income and Employment Do Not Meet Guidelines pending	09/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
339489	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	07/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	B	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
339489	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	B	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
765990	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report shows mortgage pay-histories through XX/XX/XXXX. Provide a credit supplement with pay-histories through X/XX (Due for X/XX) for the following; XXX #XXXX, XXX #XXXX, XXX #XXXX, and XXX #XXXX. Provide a VOM and tax bill for XXX #XXXX, $XXXXX, secured by XXX. Per GLs X.X Mortgage Payments for Rental Properties & X.XX Determining Mortgage Rating	XX/XX/XXXX - Uploading credit supp for XXX #XXX as it is the primary residence and per Sec X.XX, only the primary residence needs updated ratings from credit.
																	XX/XX/XXXX - XX/XX/XXXX - last payment date XX/XX/XXXX, due for XX/XX/XXXX. Condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
765990	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Property located at XXX shows as possible undisclosed real estate. Provide a property report/ XXX to verify ownership.			XX/XX/XXXX - Uploading XXX showing that an XXX owns this property XX/XX/XXXX - property not owned as individual, condition cleared; All Fraud Report Alerts have been cleared or None Exist	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
765990	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Acknowledged	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired The effective date of the appraisal and Single Family Comparable Rent Schedule is X/XX/XXXX, the date and signature of the report is X/XX/XXXX. If the appraisal date is greater than XXX days at the time of closing a re-certification of value is required. Per GLs Expiration of Credit - Appraisal.			XX/XX/XXXX - Ok per XXX to extend appraisal recert expiration to closing, comp factors, XXX FICO, XX% LTV, significant reserves after closing, X.XXX DSCR, subject property is well maintained; XX/XX/XXXX - File is missing a recertification of value for the rent schedule and appraised value. Lender submitted a disaster cert for review. Audit is unable to clear condition with a disaster cert.	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
765990	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
285755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
285755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
285755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/29/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
714581	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property condition triggered.	Informational Only	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
714581	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
714581	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959090	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959090	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959090	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/24/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing sufficient assets/funds to close. $XXX and $XXX in liquid assets verified, short $XXX. Per Lender Guideline Section X.X - Verification of Assets/Funds.			Asset Qualification Meets Guideline Requirements; XX/XX/XXXX - condition cleared. EMD on contract and assets on XXXX updated; Document Uploaded. Received copy of EMD check showing funds were removed; etc. In addition, copy of the first page of the initial loan application was provided. Per the final HUD; borrower funds due at closing are $XXX,XXX.XX. Need bank statement documentation to support this amount. ; Document Uploaded. Received copy of EMD check showing funds were removed; etc. In addition, copy of the initial loan application was provided. ; XX/XX/XXXX - Audit review - EMD is required to be verified per lender GLs. Lender to provide proof of all EMDs on with a file certified escrow deposit receipt. The Final URLA does not list any closing assets. Lender to provide final URLA listing all closing accounts and funds. Per lender GLs X.X - Verification of acceptable source of funds is required for all funds paid OUTSIDE of escrow / closing, which may be reflected as a credit on the purchase contract, escrow instructions or closing statement. Per lender GLs X.X - Earnest Money and Deposit on Sales Contracts are considered part of the down payment. Earnest money and deposits exceeding XXX percent (X%) of the sales price or $X,XXX.XX, whichever is less, requires verification. Verification of acceptable source of funds on any deposit paid outside of escrow must be satisfactorily documented.	09/13/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	07/25/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/25/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
987337	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/05/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The supervisory appraiser was not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; ; Received OFAC clearance showing lender's QC reviewed the OFAC and cleared. False match for homeowners insurance co. Re-reviewed and confirmed. ; XX/XX/XXXX - OFAC report received, however there is X hit on the list that has not been cleared. Lender to provide verification that all parties have been cleared.	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
987337	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/05/2024	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate Provide Flood Certification.			XX/XX/XXXX - Lender submitted copy of flood cert. condition cleared.; Flood Certificate is fully present	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2024	Acknowledged	FCRE9992	Credit	Borrower Contributions Do Not Met Guideline Minimum	Percent of Borrowers Funds for Down Payment of X% does not meet guideline minimum XX% The only funds in file is a bank statement from the XXX who is not on the loan and there is no documentation verifying an earnest money deposit was made. Therefore, the borrower did not contribute their portion of the down payment funds. Guideline section X.X Gift Funds states for investment property or second homes, applicant(s) will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a)XX% of the purchase price or (b)$XX,XXX.			XX/XX/XXXX - Ok per XXX for not meeting minimum contribution of closing funds, comp factors, XXX FICO, positive DSCR, gift funds coming from XXX, borr has owned entity for X+ years, subject in CX good condition.	08/13/2024		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
929445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2024	Resolved	FCOM1229	Credit	1-4 Family Rider is Missing	X-X Family Rider is Missing. There is no X-X family rider in file. Guideline section X.XX Investment Property (Non-Owner Occupied) states all borrowers purchasing or refinancing a one-to-four family investment property must execute a One-To-Four Family Rider with loan documents.			XX/XX/XXXX - Please note that Section C of the DOT addresses the Assignment of Rents. XX/XX/XXXX - Rider not required, condition cleared.	07/29/2024		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
929445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/26/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
929445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	07/26/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
176401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file does not contain documentation to verify hazard insurance for XXX or documentation to verify principal and interest for XXX. Guideline section X.X Debt Ratio Calculation for Rental Properties for Other Rental Property Owned by the Borrower-Not the Subject states rent minus PITI on rental property equals positive or negative rent.			XX/XX/XXXX - REO pitia verified, condition cleared	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
908011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
908011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
908011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	09/20/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements. Housing History Does Not Meet Guideline Requirements NEW EXCEPTION - Borrower owns XX investment properties. Per Lender GLs X.XX - XXX limits the number of investment properties a borrower may own including subject to XX properties, whether mortgaged or not			Ok per XXX for excessive REO properties, comp factors, XXX FICO, no negative credit reporting, significant reserves after closing, borr S/E for X+ years, subject in CX condition with recent updating. Exception acknowledged, downgraded to B	10/4/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
314973	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/07/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The borrower SSN was flagged on the fraud report. Provide signed SSA-XX and results.			XX/XX/XXXX - lender submitted SSN verification, condition cleared. ; All Fraud Report Alerts have been cleared or None Exist	08/23/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
314973	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/07/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Missing Certificate of Occupancy.			XX/XX/XXXX - lender submitted CO for review. CO date XX/XX/XXXX, condition cleared.	08/12/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
314973	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	08/08/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
314973	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/08/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
349908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/06/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements File is missing all PITIA documents for new XXX loan, property address XXX #XXX. Lender to provide Note, hoi, hoa and taxes to confirm $XXX PITIA.	XX/XX/XXXX - lender submitted final note and CD to verify all pitia for REO, condition cleared. ; Housing History Meets Guideline Requirements	08/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
349908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
349908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765474	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The $X,XXX earnest money deposit check is in the file. Provide a certified earnest money deposit receipt. Per GLs X.X Earnest Money and deposit	XX/XX/XXXX -Lender rebuttal - Per Sec X.X, if the EMD is $XXXX and less than X% of the contract price, then the EMD and EDR are not required
																	XX/XX/XXXX - Condition cleared per lender GLs, not required. ; Asset Qualification Meets Guideline Requirements	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765474	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765474	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing There is a letter from the Tax Preparer dated XX/XX/XXXX which verifies self employment. Provide an updated CPA letter dated within XX days of funding to verify the borrower remains self employed. Per GLs Expiration of Credit	XX/XX/XXXX- Lender rebuttal - The CPA letter is acceptable as-is, XXX utilizes the bank statements to show that the S/E business is still viable. There is no requirement for an updated CPA letter for a XXX loan
XX/XX/XXXX - Lender doesn’t have an expiration date on CPA letter in GLs, condition cleared.; Borrower X Xrd Party VOE Prior to Close Was Provided	09/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898195	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/22/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report pay-history for Fulton Bank is reported through X/XXXX. Provide documentation to show the account is paid through X/XXXX. Per GLs X.XX Determining Mortgage Rating			XX/XX/XXXX - Per Sec X.XX, we do not need to XXX ratings for REO properties; Housing History Meets Guideline Requirements	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCOM1229	Credit	1-4 Family Rider is Missing	X-X Family Rider is Missing. The Assignment of Rents Verbiage is included in the XXX.			The X-X Family Rider is Present;	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The check for the XXX $XXX is in the file. Provide a certified earnest money deposit receipt. Per GLs X.X Earnest Money and Deposit.			Asset Qualification Meets Guideline Requirements; XX/XX/XXXX EMD deposit receipt received, condition cleared.	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy				; CO dated XX/XX/XXXX submitted for the file, condition cleared.	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE7375	Credit	Citizenship Does Not Meet Guideline Requirements	The borrower is qualified as a XXX. An expired Employment Authorization card and Form I-XXXC application for Employment Authorization is in the file. Provide a Lender exception with X compensating factors for a XXX with expired XXX and no ITIN. Per GLs X.X Citizenship			XX/XX/XXXX - lender rebuttal - BX has an actual SSN but it is restricted so the placement is as an ITIN due to her XXX card being expired. The ITIN program is a catch all for XXX, so long as the borrower has an SSN or ITIN, they will be placed under ITIN if without a XXX or EAD and XXX	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821457	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/27/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Subject XX% LTV exceeds XX% max for only having one FICO score for each borrower. Per Lender GL - Section X.X: XXX doesn't extend credit with only one score unless LTV is less than/equal to XX%. Approved Lender Exception in file for LTV up to XX%; however, it is related to use of Private VOR, not for one credit score. In addition, the VOR is not XXX, it is from a XXX.			Ok per XXX for XX% LTV on this loan, comp factors, XXX FICO, no negative credit at all, X.XX DSCR, X+ months reserves after closing, subject has had a recent full interior remodel.	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
821457	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
821457	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
290338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/27/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The checks for the Earnest Money Deposits have been provided; however, the escrow deposit receipts are not in file. Guidelines section X.X Earnest Money and Deposit states Earnest money and deposits exceeding two percent of the sales price or $X,XXX.XX, whichever is less, requires verification by one of the following: (a) Copy of check (canceled or not canceled)with certified escrow deposit receipt; or (b) Bank statement showing the check cleared with certified escrow deposit receipt. Verification of acceptable source of funds on any deposit paid outside of escrow must be satisfactorily documented.	Asset Qualification Meets Guideline Requirements; XX/XX/XXXX - Lender - Uploading purchase contract that advises the selling brokerage will hold he EMD and per XXX law, they are not required to provide a separate receipt since the agreement advises this will now create a binding contract. The executed contract serves as a receipt in XXX
XX/XX/XXXX - condition cleared, EMD verified per contract	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
290338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
290338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
296656	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% A private VOR allows a maximum LTV of XX%. An approved exception is in file to allow an LTV of XX%; however, there are no compensating factors noted. Guideline section X.XX Verification of Rent Payments states Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XX% or less.			XX/XX/XXXX - Lender Exception - Approved to use Private Party VOR at XX%. Can match X.XXX% at $XXX.XXX LPC. Comp factors, XXX FICO, no negative credit at all, X.XX DSCR, subject is a XXXX new build	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
296656	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% A private VOR allows a maximum LTV of XX%. An approved exception is in file to allow an LTV of XX%; however, there are no compensating factors noted. Guideline section X.XX Verification of Rent Payments states Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XX% or less.			XX/XX/XXXX - Lender Exception - Approved to use Private Party VOR at XX%. Can match X.XXX% at $XXX.XXX LPC. Comp factors, XXX FICO, no negative credit at all, X.XX DSCR, subject is a XXXX new build	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
296656	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% A private VOR allows a maximum LTV of XX%. An approved exception is in file to allow an LTV of XX%; however, there are no compensating factors noted. Guideline section X.XX Verification of Rent Payments states Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XX% or less.			XX/XX/XXXX - Lender Exception - Approved to use Private Party VOR at XX%. Can match X.XXX% at $XXX.XXX LPC. Comp factors, XXX FICO, no negative credit at all, X.XX DSCR, subject is a XXXX new build	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
296656	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
296656	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807131	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
519245	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Provide the subject property Tax Certificate from the county tax assessors office. Must reflect mileage/tax rates.	Property Tax Cert Provided; Received copy of Tax Search for subject property.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
519245	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
519245	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
547102	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
547102	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
547102	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729381	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729381	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729381	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared The signer for the Seller was potentially matched on the OFAC watchlist. Please take additional steps to verify the identity of the name submitted.			OFAC Check Completed and Cleared; Document Uploaded. Received OFAC LOX - OFAC inquiry cleared, okay to proceed per XXX. False match for seller, currently no QC/OFAC task available to clear.	09/10/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Undisclosed Debt Alert: possible undisclosed mortgage transactions in the past XXX days. Properties located at; XXX. Provide property reports to verify ownership.	XX/XX/XXXX - Lender rebuttal - Borrower is advising that they do not own these properties and there is nothing on credit that indicates they own them. Being a DSCR, none of the PITIA affect approvability and there would also not be a mortgage rating requirement per Sec X.XX. These particular alerts do not apply to this loan as they are inconsequential.
																	XX/XX/XXXX - Condition cleared per lender GLs, not required.; All Fraud Report Alerts have been cleared or None Exist	09/10/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The XXXX shows the borrower's own the primary residence located at XXX. Provide Deed ,tax bill to verify ownership of the property. The DSCR program for First Time Home Buyer minimum DSCR is X.X. Per GLs X.XX First Time Home Buyers	XX/XX/XXXX - Lender rebuttal - Properties outside the XXX are not subject to any qualification. If borrower states they own a home in their home country and are buying a DSCR, they only need to abide by FN practices and not other restrictions that apply to XXXs and residents similar to income/employment and other credit and housing requirements.
																	XX/XX/XXXX - Condition cleared per lender GLs, not required.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/10/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/27/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/27/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
422319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2024	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate The flood cert is not in file. Guideline section XX.X Legal File Document Requirements state a transferable life-of-loan flood certification is required from XXX.	XX/XX/XXXX - lender provided flood cert for review, condition cleared. ; Flood Certificate is fully present	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
422319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject's listing was withdrawn on X/XX/XXXX, which is within the past X months. There is an approved exception with the subject being listed XX/XXXX; however, no compensating factors are noted. Guideline section XX.X Properties Listed For Sale states if the subject property has been listed for sale in the last six months from the date of funding by XXX, the transaction is ineligible.	XX/XX/XXXX - Lender Exception approved per KG with the subject being listed XX/XXXX. Comp factors, XXX FICO, XX% LTV, X.XXX DSCR, significant reserves after closing	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
422319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
610855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. File is missing Lender's ULAW, please provide for review.			Exception is non-material and downgraded to a level X/B.	08/27/2024		B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
610855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/27/2024		B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
610855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/27/2024		B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
922314	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
922314	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
922314	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
514655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The borrower's primary residence located at: XXX., is secured by a mortgage. The credit report shows a mortgage with XXX, #XXX, and a monthly payment of $XXX. Provide the mortgage statement showing taxes and insurance are included in the monthly payment. Per GLs X.X Determining Mortgage Rating & X.X Debt Ratio Calculations			Document Uploaded. XX/XX/XXXX - Client provided mortgage statement for XXX #XXXX to validate that payment is fully escrowed.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/06/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
514655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The borrower is employed with XXX. Provide a Verbal verification of employment to verify the borrower is actively employed dated within XX hours prior to funding. Per GLs; section X Verbal verification of Employment			Document Uploaded. XX/XX/XXXX - Client provided VVOE that meets requirements.; Borrower X Xrd Party VOE Prior to Close Was Provided	09/06/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
514655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/21/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
514655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/21/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Hazard Insurance with XXX, for the primary residence lists a Xnd mortgage with XXX, and extended liability coverage for property at XXX. Provide Property Detail reports/XXX for; XXX. Provide XX month pay-history for liens secured by the properties. Provide a property report/XXX for XXX, to document the property is owned free and clear, the XXXX schedule E lists mortgage interest paid to banks. Provide XX month recent pay-history for any mortgage and include the payments in the debt-to -income ratio. Per GLs X.X Determining Mortgage Rating & X.X Debt-to-Income & X.X Debt Ratio Calculation for Rental Properties.	XX/XX/XXXX - Client submitted commentary and property detail reports. With that information and the credit report Audit cleared. XXX is held in a XXX and is a commercial loan/property, borrower not personally liable, taxes and insurance only in ratios. XXX (Primary) previous mortgage was paid off in XXX, the XXX loan listed on HOI is a HELOC that has a zero balance. XXX - borrower not an owner. XXX, listed on Schedule E is a commercial property.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE1296	Credit	Income 5 Months Income Verified is Missing	Income X Months Income Verified is Missing The subject is a short term rental. Provide XX month ledgers from condotel management companies, property managers, XXX as documentation for actual rents, through XX/XX/XXXX. Per GLs Section X Rental Income Requirements -	XX/XX/XXXX - Client rebutted that no rental income needs to be used for Subject. Audit removed rental income from Subject calcs. Amended worksheet and input full PITIA in XXX. DTI increased to X.XX%, max DTI supports. ; Income X Months Income Verified is Present Or Not Applicable	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines There are XX months of bank statements from the borrower's business account with XXX #XXX. Provide XX/XX/XXXX bank statement, it is not in the file. Per GLs section X - Twelve Month Bank Statement Program.	XX/XX/XXXX - Client submitted XX/XX/XXXX bank statement for XXX #XXX.; Income and Employment Meet Guidelines	09/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826310	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826310	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826310	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
490058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
490058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
490058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing A telephone certification of employment dated X/XX/XXXX is in the file, however the name and address of the employer is missing. Provide a verbal verification of employment with XXX dated within XX hours prior to funding. Per GLs Verbal Verification of Employment			Borrower X Xrd Party VOE Prior to Close Was Provided	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing A telephone certification of employment dated X/XX/XXXX is in the file, however the name and address of the employer is missing. Provide a verbal verification of employment with XXX dated within XX hours prior to funding. Per GLs Verbal Verification of Employment			Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The employment documentation for Borrower X is inconsistent with the XXXX. The XXXX shows the employer is XXX with a start date of X/XX/XXXX. The W-X's (XX/XX), show the employer as XXX as agent for XXX. The paystubs in the file are from XXX. Provide documentation to clarify the employment history, verify start and end dates, explain any gaps of employment greater than XX days in the previous XX months. Per GLs X.X Continuance of Income and Employment History, X.X Employment Stability & X.X Employment Gaps			Income and Employment Meet Guidelines	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, XXX, and the Underwriter were not checked with the exclusionary lists.			XX/XX/XXXX - Final fraud cleared, all parties checked; All Interested Parties Checked against Exclusionary Lists	09/19/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/30/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
716406	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/30/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The borrowers Primary residence is a condominium. Provide the most recent Homeowners Association bill to verify the monthly fee. Per GLs- III Mortgage Rating, X.XX Determining Mortgage Rating & X.X Borrower's Debts and Liabilities			Received HOA Statement for property located at XXX. Verified and cleared. ; XX/XX/XXXX - Exception is asking for verification of borrower's Primary housing HOA. Lender submitted subject property HOA. Lender to provide HOA verification for primary property at XXX.	09/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The Hazard Insurance did not provide verification of rent loss. The policy must include coverage of at least XXX (X) months rental
														losses during property rehabilitation following a casualty. At minimum, coverage should be to the lessor of PITIA or rent received / scheduled. Per GLs XX.XX Hazard Insurance-C. Rent Loss			XX/XX/XXXX - Condition cleared per lender GLs, not required.; Rent Loss Coverage Present	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The escrow verification letter for $XX,XXX is in the file. Provide a copy of the check or bank statement showing the check cleared. Per GLs X.X Earnest Money and Deposit.			XX/XX/XXXX - Audit verified EMD cleared account, condition cleared; Asset Qualification Meets Guideline Requirements	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, XXX, settlement agent, real estate agents , processor and underwriter were not checked with the exclusionary lists.			XX/XX/XXXX - Final fraud cleared, all parties checked ; All Interested Parties Checked against Exclusionary Lists	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
704751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
595907	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Subject closed at XX% LTV as a No Ratio DSCR loan, that exceeds the XX% program max. Per Business Purpose/DSCR Matrix: No Ratio DSCR is max XX% LTV for Purchase. Per XXX, XX% LTV ok; however, missing minimum of two compensating factors prior to DD Firm acknowledging.			XX/XX/XXXX - lender exception XXX agreed to price match X.XXX at XXX. Comp factors, borrower bank confirms no financial problems since he became a customer in XXXX, $XXXK+ in reserves after closing, subject in CX good condition with recent updating, .	09/16/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
595907	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/30/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
595907	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/30/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
995964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Acknowledged	FCRE2393	Credit	Missing an established escrow impound account for taxes and insurance.	There is no escrow account established for this XXX. There is an approved exception in file to allow for an escrow waiver for this XXX; however, there are no compensating factors noted. Business Purpose Wholesale XX-XX-XXXX reflects the request to waive impounds is not available for XXX.	XX/XX/XXXX - lender exception - Comp factors, XX% LTV, X.XXX DSCR, subject is a CX new build in XXX	09/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
995964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
995964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
698745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The purchase contract and Closing Disclosure show XXX funds of $XXX,XXX. The XXX statement shows an outgoing wire of $XXXXX to XXX on X/XX/XX, and $XX,XXX on X/X/XX. Provide a certified escrow deposit receipt for $XXX. Per GLs X.X Earnest Money & Deposit.	Asset Qualification Meets Guideline Requirements; XX/XX/XXXX EMD deposit receipt received, condition cleared.	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared disaster (XXX) in XXX on X/X/XXXX. The appraisal is dated X/XX/XXXX. Provide a post disaster inspection report.	XX/XX/XXXX - Post disaster inspection received, no damage reported. condition cleared.; Property Inspection Provided.	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Resolved.	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
713968	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The fictitious business name document in file expired XX/XX/XXXX. Lender to provide verification of SE business active for X years and proof of business ownership percentage.	XX/XX/XXXX - Client rebutted: 'The use of initial fictitious business names filings is to show the start date and there is no expiration when validated with a recent CPA letter. There is also no expiration of articles of incorporation/organization, operating agreement, SOS filings and any other initial filing that shows the seasoning of the business. The business license supplements the CPA letter and it illustrates they have been S/E since XXXX and
																	still is now. Also, per guidelines dated X/XX/XXXX, the S/E requirement has been lowered to XX months.' Audit clearing as the rebuttal is accurate, per guidelines, and the business filing supports that borrower is the sole, individual owner. ; Income and Employment Meet Guidelines	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
713968	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing CPA letter in file does not mention the borrower's percentage of ownership or how long the borrower has been self employed. The fictitious business name document in file expired XX/XX/XXXX. Lender to provide verification of SE business active for X years and proof of business ownership percentage.	XX/XX/XXXX - Client rebutted: 'The use of initial fictitious business names filings is to show the start date and there is no expiration when validated with a recent CPA letter. There is also no expiration of articles of incorporation/organization, operating agreement, SOS filings and any other initial filing that shows the seasoning of the business. The business license supplements the CPA letter and it illustrates they have been S/E since XXXX and
																	still is now. Also, per guidelines dated X/XX/XXXX, the S/E requirement has been lowered to XX months.' Audit clearing as the rebuttal is accurate, per guidelines, and the business filing supports that borrower is the sole, individual owner. ; Borrower X CPA Letter Provided	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
713968	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
713968	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified	; Comp factors, XX% LTV, significant reserves after closing, borr has owned subject for X.X+ years and lived there for over XX years, comparable sales have a low average DOM	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing There is no verbal verification of employment for either job prior to closing. Guideline section I. Expiration of Credit/Collateral Documents for Verbal Verification of Employment states an applicant who is a wage earner with qualifying income requires a verbal verification of employment (VVOE) conducted by Funding Department within ten calendar days prior to 'Closing' in wet states or 'Signing' in dry states.	Borrower X Xrd Party VOE Prior to Close Was Provided; ; XX/XX/XXXX - Final VOE dated XX/XX/XXXX received, condition cleared; XX/XX/XXXX -Lender to provide VOE prior to fund date of XX/XX/XXXX or lender exception to GLs for a post close VOE. Lender submitted a post closing VOE dated XX/XX/XXXX. Per lender GLs - all files require a verbal verification of employment (“VVOE”) to be conducted within XX days prior to closing.; Borrower X Xrd Party VOE Prior to Close Missing	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/19/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines	Comp factors, XX% LTV, significant reserves after closing, borr has owned subject for X.X+ years and lived there for over XX years, comparable sales have a low average DOM; Income and Employment Do Not Meet Guidelines Borrower X WX/XXXX Less Than XX Months Provided The borrower does not have a two year history of working a second job. An approved exception is in file for borrower working X jobs with less than X year history. One compensating factor is present of low LTV; however, since X compensating factors are not present. Lender to provide X compensating factors for income exception.; Income and Employment Do Not Meet Guidelines Borrower X WX/XXXX Less Than XX Months Provided The borrower does not have a two year history of working a second job. An approved exception is in file for borrower working X jobs with less than X year history. One compensating factor is present of low LTV; however, since X compensating factors are not present. Lender to provide X compensating factors for income exception.	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements.	HPML Compliant Loan	06/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/14/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required
Missing proof Initial CD was received by the borrower at least X business days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD receipt dated provided; exception resolved; Initial CD receipt dated provided; exception resolved	06/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
304714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No findings	06/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. -

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
140134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/27/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The Preliminary title in the file is incomplete. Provide the Final Title Policy with coverage of $XXX and Lenders' name; XXX.	XX/XX/XXXX - Lender submitted corrected, Final Title Policy.; Title Document is fully Present	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved	06/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	06/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide the Final title policy showing; XXX, judgements, liens and taxes owed, have been removed.	Property Title Issue Resolved; Received final title policy showing the previous, outstanding accounts not listed - meaning paid in full.	09/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Acknowledged	FCRE1336	Credit	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Social Security income is being used to qualify. Three months bank statements are in the file, and verify the deposit. However, the award letter is for the borrowers dependent. The dependent SSI is not being used for qualification. Provide the SS Award letter for the borrower. Per GL X section V - Social Security Income	XX/XX/XXXX - Lender provided a corrected XXXX (first page) with dependent age and an amended ULAW with approved exception for use of SSI w/o three years continuance. Per XXX, allow use of of SS income w/o X years continuance. Comp Factors: XXX FICO, XX% LTV, full doc, borr on job for XX+ years.; XX/XX/XXXX - ULAW received does not address SSI income. There was no XXXX uploaded. SSI letter shows dependent DOB as XX/XX/XXXX, making the dependent XX, or XX as of XX/XX/XXXX. There is no verification in the file that SSI will continue for X years. Per lender GLs - SUPPLEMENTAL (DEPENDENT’S) SOCIAL SECURITY - Continuation period is X years. Use verified current monthly income. Dependent’s age must be disclosed on XXXX and proof of dependent’s age will be required.	09/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Provide the signed and dated XXX's.	XX/XX/XXXX - lender - Uploading signed XXX, condition cleared.	08/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FCRE7551	Credit	Missing XXX Decree	Provide the Final Divorce Decree with all pages and schedules.	XX/XX/XXXX - XXX decree and proof paid on final child support judgment received, condition cleared.	08/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	07/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930193	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX The loan amount is $XXX. There is an approved exception in file to allow a loan amount exceeding the $XXXM maximum requirement with documenting six months reserves. Compensating factors noted of no derogatory credit reporting and clean mortgage history. Non-Prime Wholesale Rate Sheet XX-XX-XXXX vX reflects loan amounts of less than or equal to $XXXM requirement in order to waive impounds.			XX/XX/XXXX - Lender exception email - Approved as <XX% LTV, if (X) File does NOT trigger TXXXAX AND (X) Document six months of reserves - Rate / Term $X.X mil loan amount XX LTV XXX Mid Fico No derogatory credit reporting. Clean mortgage history	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930193	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Documentation Required:
														Missing Proof that the Borrower received a CD at least X days days prior to consummation			initial CD provided; exception resolved; initial CD provided; exception resolved	08/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930193	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
309467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing There is no verbal verification of employment in file verifying BX's employment prior to closing. Guideline section I. Expiration of Credit/Collateral Documents for Verbal Verification of Employment states a verbal verification of employment will be conducted by XXX within XX hours prior to funding.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
309467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified BX is a wage earner and there is no employment verification in file. Guideline section I. Expiration of Credit/Collateral Documents for Verbal Verification of Employment states a verbal verification of employment will be conducted by CSC within XX hours prior to funding.	ATR: Current Employment Was Verified	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
309467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
309467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911687	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report pay-history for XXX shows XXX and XXX in the previous XX months. The Non Prime Wholesale- Program and Loan Amount Matrix pricing sheet:XXX-XXX, dated X/XX/XX - Alt Doc- Bk Stmts with <XXX FICO, Borrower's total liabilities must decrease in total monthly obligations: XX mos X*XX housing history.			XX/XX/XXXX - Ok per XXX for XX% DTI and XXMBS at a XXX FICO with mortgage lates in last XX months, comp factors, XX% LTV, significant reserves after closing, borr S/E for XX+ years, subject in CX well maintained condition.	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911687	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The income calculated is $XX,XXX.XX per month. The total monthly debts are $XX,XXX.XX. The debt-to -income ratio (DTI) is XX.XX%. The Non-Prime Wholesale-Program LTV and Loan Matrix Sheet ID: XXX-XXX: FICO <XXX Max XX% DTI.			XX/XX/XXXX - Ok per XXX for XX% DTI and XXMBS at a XXX FICO with mortgage lates in last XX months, comp factors, XX% LTV, significant reserves after closing, borr S/E for XX+ years, subject in CX well maintained condition.	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911687	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	07/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911687	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
573455	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
573455	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/26/2024	Resolved	finding-2502	Compliance	XXX Home Loan Test	Duplicate to HPML This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
573455	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/26/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required:
Missing proof that the borrower received a CD at least X days prior to closing This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
573455	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
573455	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
267980	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower X Paystubs Missing A WVOE was provided to verify base income and overtime from XXXX through X/XX/XXXX. The employer noted overtime was likely to continue. The Full Doc Program was used to qualify the borrower. Provide most recent paystub with year-to-date earnings. Per Section X V. Income Documentation Chart - Wage earner & Overtime	Uploading most recent paystub, condition cleared.; Borrower X Paystubs Provided	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
267980	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. A WVOE was provided to verify base income and overtime from XXXX through X/XX/XXXX. The employer noted overtime was likely to continue. The Full Doc Program was used to qualify the borrower. Provide the W-X for the most recent one or two years. Per Section X V. Income Documentation Chart - Wage earner & Overtime	The WVOE also acts as an option for verification of most recent year’s income Sec IV Full Documentation (X), with our most recent version dated X/XX/XX now allowing a single year vs two years previously
XX/XX/XXXX - condition cleared, not required; Borrower X WX/XXXX Provided	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
267980	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
267980	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
353112	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% LTV of XX% exceeds max XX% for FTHB with no verifiable housing history. Per GL Section X.XX - FTHB: Max XX% LTV if absent a complete rental history for prior XX months. ULAW references an approved exception but it was not located in file.	XX/XX/XXXX - lender exception - Ok to waive proof of housing due to paying in cash, with proof that all funds are borrowers, no gift allowed. Comp factors, XXX FICO, no negative credit, subject is in CX good condition.	08/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
353112	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required:
Missing Initial CD that was received by the borrower at least X days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
353112	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Client acknowledged downgrade X/B. No resolution required.	08/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
353112	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, underwriter, settlement agent, settlement company were not checked with the exclusionary lists.			All Interested Parties Checked against Exclusionary Lists	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% A cash out refinance of an owner occupied property with a FICO of XXX has a maximum LTV/CLTV of XX%. Lender to provide an exception with X compensating factors.			XX/XX/XXXX - XXX PRICE MATCH X.XX% LPC X.XX @ XX% LTV with a XXX score. Comp factors, XX+ months reserves, borr S/E X+ years, subject in CX very good condition	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% A cash out refinance of an owner occupied property with a FICO of XXX has a maximum LTV/CLTV/HCLTV of XX%. Lender to provide an exception with X compensating factors.			XX/XX/XXXX - XXX PRICE MATCH X.XX% LPC X.XX @ XX% LTV with a XXX score. Comp factors, XX+ months reserves, borr S/E X+ years, subject in CX very good condition	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% A cash out refinance of an owner occupied property with a FICO of XXX has a maximum LTV/CLTV of XX%. Lender to provide an exception with X compensating factors.			XX/XX/XXXX - XXX PRICE MATCH X.XX% LPC X.XX @ XX% LTV with a XXX score. Comp factors, XX+ months reserves, borr S/E X+ years, subject in CX very good condition	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
350380	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/07/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
727517	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/29/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The borrower is employed with XXX. (XXX). Provide a verbal verification of employment with XXX., dated within XX hours prior to funding. Per GL's Section X- I. Verbal Verification of Employment.			XX/XX/XXXX - Final VOE received and cleared.; Borrower X Xrd Party VOE Prior to Close Was Provided	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
727517	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/29/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements There is conflicting information in the file. A VOR, completed by a property manager, shows the borrower has rented from X/XX/XXXX until present (X/XXXX). A letter from the borrower to explain XXX address on the paystubs and W-X's from XXX, states he lived with his cousin X years ago rent free. The XXXX shows the borrower has lived at his current address, (XXX) for X years and X months. The drivers license shows an address at XXX. The dates provided by the VOR conflict with the letter from the borrower and the XXXX. Provide documentation which clarifies the dates. Per GL's X.X Underwriting Philosophy.	XX/XX/XXXX - Lender rebuttal - Borrower may have still been on the lease while living with XXX and XXX but temporarily resided elsewhere, XXX will not focus on an address X years ago. An LOE about their personal life from, X years ago is not germane to our loan
																	XX/XX/XXXX - condition cleared, VOR in file is sufficient for lender GLs.; Housing History Meets Guideline Requirements	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
727517	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/29/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	07/30/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
727517	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/29/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant	07/30/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
727517	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/30/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE for BX. Per Lender Guideline: Wage earner requires a verbal verification of employment to be completed within ten calendar days prior to funding.	Borrower X Xrd Party VOE Prior to Close Was Provided; ; XX/XX/XXXX - Final VOE incomplete. Employer name and address is missing. Name and Title of VOE taker is missing.	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VOE for BX. Per Lender Guideline: Wage earner requires a verbal verification of employment to be completed within ten calendar days prior to funding.	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); ; XX/XX/XXXX - Final VOE incomplete. Employer name and address is missing. Name and Title of VOE taker is missing.	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing VVOE's for both borrowers.	ATR: Current Employment Was Verified	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required: Missing an Initial CD that was provided within at least X days of consummation date. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
518585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
667369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Absolute resolutions collection for $XXXX was not paid off prior to or at closing. Date of last activity is XX/XXXX and loan application date is XX/XX/XXXX.	XX/XX/XXXX - Uploading payoff (pg X) for $XXXX from XXX for $XXXX as a settlement and paid through closing. Uploading CD showing payoffs on pg X
XX/XX/XXXX - audit verified XXX paying off debt; Delinquent Credit History Meets Guideline Requirements	08/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
667369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Borrowers received a XXXk gift on XX/XX per bank statement and processor cert in file. File is missing a gift letter and proof of gift receipt as outlined in lender guidelines X.X.	XX/XX/XXXX - Uploading LOE from depositor advising it was a business-related deposit. LO/processor were incorrect advising it was a gift.
XX/XX/XXXX - exception cleared with loe and updated XXXX; Asset Qualification Meets Guideline Requirements	08/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
667369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete Final URLA shows BRs receiving a XXXk gift. Audit was able to verify XXXk on borrower's bank statement. Lender to provide gift letter and final URLA reflecting the correct gift amount.	XX/XX/XXXX - Lender Uploading updated XXXX with gift removed; The Final XXXX is Present	08/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
667369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
667369	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
611231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
611231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
611231	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The XX month Bank Statement Income program is used to calculate the borrowers income. Provide the XX/XX/XXXX business bank statement, it is not in the file. Per GL XX Month Bank Statement Income	XX/XX/XXXX - Client submitted XXX bank statement for XXX #XXX business account.; Income and Employment Meet Guidelines; ; XX/XX/XXXX - ULAW and URLA received, however it doesn't address the income or OFAC exceptions on this file or clear any exceptions.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared The Loan Officer name is on the OFAC watchlist. Lender to verify the identity of participant and follow internal watchlist procedures.	OFAC Check Completed and Cleared; XX/XX/XXXX - lender - OFAC inquiry cleared, okay to proceed. False match for LO, currently no QC/ OFAC task available to clear; XX/XX/XXXX - ULAW and URLA received, however it doesn't address the income or OFAC exceptions on this file or clear any exceptions.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow and met appraisal requirements	HPML Compliant Loan	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
279130	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX.XX% XX.XX% DTI exceeds XX.XX% max, per Lender GL Section X.X. Audit DTI higher due to variances in taxes, insurance, and HOA for REOs. Audit used actual figures from the statements provided. Lender's total TIA for XXXX was $XXX.XX, Audit total is $X,XXX.XX. The most significant difference was Lender's exclusion of $XXX per month HOA fee for XXX.	XX/XX/XXXX - Audit verified REO not in BR name, updated DTI within lender limits, Condition cleared.; XX/XX/XXXX - Lender - Uploading Note showing only in husband’s name and mortgage statement shows it is impounded so this is being paid by him and not the responsibility of our borrower, adding in HOA in it’s place and using the most recent income analysis with slightly higher income, the DTI is at XX.XX% and within limits. Uploading updated XXXX, bank statement analysis and ULAW as well.
XX/XX/XXXX - Audit did not receive any additional uploads listed in the rebuttal form. Lender to provide all uploads listed above.	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
279130	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
279130	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Participant name, (XXX) is on the OFAC watchlist. Verify the identity of participant and follow internal watchlist match procedures.	OFAC Check Completed and Cleared; XX/XX/XXXX - lender OFAC inquiry cleared, okay to proceed. False match for listing realtor, currently no QC task available to clear.	09/20/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction The seller of the subject is the listing real estate agent and works for XXX (XXX) . This XXX is representing the borrower/buyer. GL's X.XX & X.XX Arms-length Transactions/Non-Arms Length Transactions- GL's X.XX Purchase/sales contact- Provide proof of non-default on XXX paid off at closing.	XX/XX/XXXX - The buyers agents are XXX and XXX, they work in the same office as XXX but they are not the same person and not considered to be a non-arm’s length transaction per XXX
XX/XX/XXXX - Cleared per lender GLs, does not fall under non-arms length per lender; Purchase is considered to be an Arm's Length Transaction, or Not Applicable	09/20/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE7810	Credit	Title issue	The subject is vested in XXX. The purchase contract shows XXX signed for the seller, XXX. The Closing Disclosure shows XXX as signing member for XXX. Provide documentation to show both XXX and XXX as authorized to sign on behalf of XXX. GL's X.XX Purchase/ sales contract	XX/XX/XXXX Lender - Uploading articles of organization for XXX showing both parties, though XXX looks to have had a recent name change XX/XX/XXXX - Audit verified sellers own XXX, condition cleared.	08/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Acknowledged	FCRE9992	Credit	Borrower Contributions Do Not Met Guideline Minimum	Percent of Borrowers Funds for Down Payment of X% does not meet guideline minimum XX% A gift from the borrowers XXX is in the file. The Lender guidelines limit gift funds on the purchase of a second home. Applicants are required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of XX% of the purchase price or $XX,XXX. Provide a Senior Management exception with X compensating factors to allow the purchase of a second home with X% borrower funds for down payment. Per GL's X.X Gift Funds.	XX/XX/XXXX - Lender Uploading updated ULAW with comp factors. Ok per XXX for borr not meeting minimum contributions, comp factors, XXX FICO, gifts are from XXX, borr on the job over XX years, subject in CX good condition with recent updating	08/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
837669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	07/31/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The fraud report is not in file. Guideline section XX.X Flow Mortgage Loan Submissions states the complete credit file, accompanied by a Loan Intake Checklist and is submitted to XXX for review. XXX Intake will review each file for completeness and perform a compliance and fraud check.			XX/XX/XXXX - lender submitted fraud report for review, all alerts cleared and all parties checked on OFAC. Condition cleared.; Third Party Fraud Report is provided	08/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% An approved exception is in file to allow XX% LTV notating compensating factors of low DTI ($XXK/month income) and XX+ months reserves. Non-Prime Wholesale Rate Sheet XX-XX-XXXX reflects purchase of owner occupied property with maximum loan amount of $XM has a maximum LTV/CLTV of XX%.					Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% An approved exception is in file to allow XX% LTV notating compensating factors of low DTI ($XXK/month income) and XX+ months reserves. Non-Prime Wholesale Rate Sheet XX-XX-XXXX reflects purchase of owner occupied property with maximum loan amount of $XM has a maximum LTV/CLTV of XX%.					Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
684719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/13/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% An approved exception is in file to allow XX% LTV notating compensating factors of low DTI ($XXK/month income) and XX+ months reserves. Non-Prime Wholesale Rate Sheet XX-XX-XXXX reflects purchase of owner occupied property with maximum loan amount of $XM has a maximum LTV/CLTV of XX%.					Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
297175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Six months reserves not met for purchase transaction with XX% LTV. Per NP Matrix: Reserve requirement is Six Months for LTV > XX%. Ok, per Michael Hackett, for only three months reserves; however, missing minimum of two compensating factors prior to DD Firm acknowledging.	Ok per XXX for X months reserves, comp factors, XXX FICO, borr S/E X+ years, subject in CX condition..	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
297175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow and met appraisal requirements	HPML Compliant Loan	08/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
297175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
297175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
246965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing documentation to support business existence for most recent, full two years. Per documents provided, XXX formed XX/XX/XXXX and loan closed XX/XX/XXXX. Doesn't meet Lender Guideline - Acceptable Evidence of Self-Employed Business.	Income and Employment Meet Guidelines; Document Uploaded. Received LOX response - Per guidelines dated X/XX/XXXX, the S/E seasoning has been lowered to XX months. Guidelines were re-reviewed and confirmed. XX months is accepted.	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
246965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
246965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The application reflects an HOA fee for XXX of $XX and taxes and insurance for XXX of $XXX. Documentation to verify the HOA fee for XXX and to verify the insurance for XXX is not in file. Guideline section X.X Debt Ratio Calculation For Rental Properties for Other Rental Property Owned by the Borrower-Not the Subject states X. Gross monthly rent X. Rent minus PITI on rental property = positive or negative rent (if positive add to income, if negative include in borrower's debts			XX/XX/XXXX - All REO PITIA verified, condition cleared.; XX/XX/XXXX - REO documents were uploaded, however already in the file. File is missing the following X. HOA docs for XXX. XXX. Hazard Insurance for XXX.	08/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.			XX/XX/XXXX - lender exception - Ok per XXX for X month reserve requirement and for XX% LTV with declining income, comp factors, XXX FICO, no history of any mortgage lates, borr S/E for X+ years, subject is a XXX new build from XXX.	08/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX.XX% exceeds Guideline LTV of XX% Audit LTV is XX.XX%, which exceeds the guideline max of XX% for declining values. An approved exception is in file to allow XX% LTV; however, there are no compensating factors noted. Non-Prime Wholesale Rate Sheet XX-XX-XXXX for declining value properties states to decrease the max LTV/CLTV by X%. The max LTV/CLTV is XX% for purchase of primary with minimum FICO of XXX and minimum loan amount of $X.XM; therefore, the max LTV/CLTV for declining value properties is XX%.			XX/XX/XXXX - lender exception - Ok per XXX for X month reserve requirement and for XX% LTV with declining income, comp factors, XXX FICO, no history of any mortgage lates, borr S/E for X+ years, subject is a XXX new build from XXX.	08/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% Audit HLTV is XX.XX%, which exceeds the guideline max of XX% for declining values. An approved exception is in file to allow XX% LTV; however, there are no compensating factors noted. Non-Prime Wholesale Rate Sheet XX-XX-XXXX for declining value properties states to decrease the max LTV/CLTV by X%. The max LTV/CLTV is XX% for purchase of primary with minimum FICO of XXX and minimum loan amount of $X.XM; therefore, the max LTV/CLTV for declining value properties is XX%.			XX/XX/XXXX - lender exception - Ok per XXX for X month reserve requirement and for XX% LTV with declining income, comp factors, XXX FICO, no history of any mortgage lates, borr S/E for X+ years, subject is a XXX new build from XXX.	08/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Audit CLTV is XX.XX%, which exceeds the guideline max of XX% for declining values. An approved exception is in file to allow XX% LTV; however, there are no compensating factors noted. Non-Prime Wholesale Rate Sheet XX-XX-XXXX for declining value properties states to decrease the max LTV/CLTV by X%. The max LTV/CLTV is XX% for purchase of primary with minimum FICO of XXX and minimum loan amount of $X.XM; therefore, the max LTV/CLTV for declining value properties is XX%.			XX/XX/XXXX - lender exception - Ok per XXX for X month reserve requirement and for XX% LTV with declining income, comp factors, XXX FICO, no history of any mortgage lates, borr S/E for X+ years, subject is a XXX new build from XXX.	08/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.			Client acknowledged downgrade X/B. No resolution required.	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	B	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
620071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
488867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXXXX.XX are less than Guideline Required Reserves of $XXXXX.XX. Asset documentation in file verifies X months reserves. An approved exception is in file to allow for X months reserve when normally borrower required to provide X months reserves at XX% LTV; however, compensating factors are not noted. Non-Prime Wholesale Rate Sheet XX-XX-XXXX reflects a reserve requirement of X months for LTV greater than XX% and less than XX%.	XX/XX/XXXX - Normally borrower requires Xmos reserves at XX%LTV; reduced to X mos by exception, no pricing or fee to XXX -- total reserve after revised CD $XXX
minimum. Comp factors, XXX FICO, borr S/E X+ years, subject in CX condition having been built in XXX	08/23/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
488867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/02/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
488867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	finding-2261	Compliance	XXX Spread Home Loan Test	HPML Compliant This loan failed the XXX spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant Loan	08/02/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
488867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/02/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete File is missing all addendums and assignments of contract per email chain in file. File was assigned to XXX and then to XXX. Per email in file, contract was not allowed to be assigned again after the assignment to XXX. Lender to provide exception per email with X compensating factors to allow for an additional assignment of contract.	XX/XX/XXXX - Client submitted commentary and documentation to support/allow the assignments of the contract to borrower, as an individual. Executed and dated addendums/assignments provided. Commentary: Uploading contract, addenda and assignments. Assignment to XXX is actually borrower’s business but cannot be in entity name due to it being XXX. Treated as his own name and updated email uploaded advising it is ok. This is not an exception but rather a judgment call and there is no guideline precluding it. Uploading entity info showing borrower is owner of XXX. ; Purchase Contract Doc is complete.	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1342	Credit	Borrower 1 Business Bank Statements Missing	Borrower X Business Bank Statements Missing Loan file is missing business bank statements for XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX for XXX. Lender to provide missing statements for XXX #XXX. All deposits must match lender income worksheet in the file.	Document Uploaded. XX/XX/XXXX - Client submitted bank statements for XXX #XXX (XXX) for XX/XXXX, XX/XXXX, XX/XXXX, and XX/XXXX. Full XX months business bank statements provided and the new statements match deposits calculated by Audit.; Borrower X Business Bank Statements Provided	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements EMD of $XXk is not fully verified. $XXk EMD receipt in file shows EMD is from Tito's Realty LLC as Buyer. This is not the borrower on the loan. File is missing all documentation for $XXk EMD. Lender to provide all documentation to correctly source total $XXk EMD per lender guidelines section X.X Source of Funds, X.X Verification of Assets/Funds and X.X Earnest Money and Deposit.	XX/XX/XXXX - Client submitted support for the $XXk deposit. Letter of receipt from XXX and the wire. Full $XXX now documented. Business entity docs already in file reflect the borrower as owner of XXX and XXX.; Asset Qualification Meets Guideline Requirements; Document Uploaded. XX/XX/XXXX - Client submitted support for the $XXk deposit. Letter of receipt from XXX and the wire. Full $XXk EMD now documented. Business entity docs already in file reflect the borrower as owner of XXX and XXX.	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements File is missing XX months VOR for the borrower's current residence. Audit was only able to find X instances of rent payments on bank statements in the file. Lease in file is not executed. Lender to provide full XX month VOR and fully executed lease.	Document Uploaded. XX/XX/XXXX - Client provided an amended ULAW with Approved Lender Exception. Per XXX, ok to accept the VOR as-is. Comp Factors: XXX FICO, borr S/e for X+ years, XX+ months reserves after closing, subject has a new roof.	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
763363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
454788	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The file has XXX statements from X/XX-XX/XXXX, and X/XX-X/XXXX which verify XX rent payments. A letter from the borrower explains he moved to a new apartment XX/XX, he received first months rent free. The borrower is a First Time Homebuyer, XX months rent pay-history is required in order to have a XX% DTI and XX% LTV. Provide proof of July XXXX rent payment to cover the previous XX months. Per GL's X.XX Verification of Rent Payments & GLs X.XX First Time Home Buyer.			XX/XX/XXXX - lender submitted missing rent payment for july, condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
454788	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines There are letters from the tax preparer which verifies the borrower's employment. Provide verification of the tax preparer's license, from municipal, state or federal licensing boards or proof of their business' existence. Per GL;s section X IX Acceptable Evidence of Self - Employed Business			XX/XX/XXXX - lender submitted CPA verification for review, condition cleared. ; Income and Employment Meet Guidelines	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
454788	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/06/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
454788	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	finding-2261	Compliance	XXX Spread Home Loan Test	HPML Compliant This loan failed the XXX spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

														While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.			HPML Compliant Loan	08/06/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
454788	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/06/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
286808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/21/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing an explanation for borrower's intention for exit property (XXX). Final XXXX indicates it is being retained; however, the $XXX lot rent was not included in ratios and the expense not listed on XXXX. LOE indicates it is owned free and clear but either a lot rent is still due or if it is moved, taxes will need to be included. If it is not actually owned, no support was provided to verify, then borrower is FTHB and payment shock exceeds XX current rent.	XX/XX/XXXX Client - Departure property is using XX% market rents to net zero the PITIA, uploading property profile and XXX rest estimate
																	XX/XX/XXXX Exception cleared, rent estimate is enough to cover lien on property; Housing History Meets Guideline Requirements	09/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
286808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
286808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
775240	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	valid COC provided; Exception resolved; valid COC provided; Exception resolved; The COC provided did not list a valid reason as to why the fees were added. The zero tolerance violation is due to the added HOA Association Doc Fee of $XXX.XX, HOA Customer Questionnaire Fee of $XXX.XX and HOA Lender Questionnaire Fee of $XXX.XX on the CD dated XX/XX/XXXX. The COC in file did not list a valid reason as to why the fees were added.; Document Uploaded. Change of Circumstance documentation provided. ; TILA XXXb cure required- refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery.
																	The zero tolerance violation is due to the added HOA Association Doc Fee of $XXX.XX, HOA Customer Questionnaire Fee of $XXX.XX and HOA Lender Questionnaire Fee of $XXX.XX on the CD dated XX/XX/XXXX. The COC in file did not list a valid reason as to why the fees were added.;	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
775240	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified There is a Telephone Certification of Employment in file dated X/XX/XXXX; however, it does not indicate if the borrower is still employed. Guidelines section XX.X Credit File Document Requirements B. Income states a Verbal Verification of Employment must be completed by the Seller.			ATR: Current Employment Was Verified	09/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
775240	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements The XXX statement for # XXXX is in the file to document assets for closing. Provide the XX/XX/XXXX statement. The loan LTV of XX% require a minimum of XX days documentation. In addition, Provide a copy of the HUD/CD from the sale of XXX. This is required to source the $XX,XXX received from XXX. Per GL's X.X Verification of Assets / Funds - Seasoning of Funds.	XX/XX/XXXX - Lender provided transaction detail from XX/XX - XX/XX/XXXX, condition cleared.; Asset Record X Meets G/L Requirements Or Not Applicable	08/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements The XXX statement for # XXX is in the file to document assets for closing. Provide the XX/XX/XXXX statement. The loan LTV of XX% require a minimum of XX days documentation. Per GL's X.X Verification of Assets / Funds - Seasoning of Funds:	XX/XX/XXXX - Lender provided transaction detail from XX/XX -XX/XX, condition cleared; Asset Record X Meets G/L Requirements Or Not Applicable	08/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Closing Disclosure shows an escrow deposit of $XX,XXX. There is an Escrow letter which states a wire of $XX,XXX was received towards the subject purchase. Provide a copy of the wire, or the bank statement showing the funds coming out of the account. This is required to verify that the borrower was the source of funds. Per GL's X.X & X.X: Earnest Money and Deposit & Deposit Accounts	XX/XX/XXXX - Lender provided transaction detail from XX/XX - showing EMD wired out, condition cleared.; Asset Qualification Meets Guideline Requirements	08/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The XXX shows the borrower's Primary address, through XX/XX/XXXX, was XXX. The XXX/property report shows ownership through X/XX/XX. The XXX decree (from X/XX), states the husband has exclusive use and possession of the property, and is responsible for the monthly mortgage payment, with the borrowers supervision. Provide a letter to explain the inconsistent information regarding who occupied the residence. Provide most recent XX months of canceled Checks (front and back) for mortgage payments to XXX. This is required to satisfy the verification of mortgage pay-history. Per GLs - Mortgage / Rental Rating: X.XX, X.XX	XX/XX/XXXX - lender - XXX decree specifically calls out that our borrower is no longer responsible for the payment, legally borrower is no longer responsible so there will be no rating. Borrower and XXX may have come up with an agreement on living arrangements to stay but documenting that is beyond the scope of our loan
XX/XX/XXXX - condition cleared per lender rebuttal, rating not needed per lender GLs; Housing History Meets Guideline Requirements	08/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
435232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/07/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
465901	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXXX.XX are less than Guideline Required Reserves of $XXXXX.XX.			Document Uploaded. Received an updated ULAW - Exception : Approved Exception from XXX see email uploaded in byte to allow XX% LTV with a XX month VOR from property mgr for additional tradeline. Final rate is X.XX% matching Broker's re-work request to increase LTV to XX% Loan is Manually price at XX% LTV with final rate # X.XX price @ XXX. X/XX/XXXX Approved updated exception from XXX Final rate X.XXX at par (XXX.XX). Ok per XXX for missing trade line and less than months reserves. Comp Factors : XXX FICO, good housing history, residual income of X.Xx payment and only Xx payment shock.	09/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
465901	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE2515	Credit	Credit history does not meet guidelines	The credit report reflects only one tradeline with a XX month history. The Verification of Rent verifies XX months of satisfactory rental history. An approved exception is in file to allow only X tradelines with XX month history instead of X required by guidelines with a maximum LTV of XX%. Compensating factors include residual income of over $XXXX (X.XX payment); Payment shock (XX), good credit and housing history.			Document Uploaded. Received an updated ULAW - Exception : Approved Exception from XXX see email uploaded in byte to allow XX% LTV with a XX month VOR from property mgr for additional tradeline. Final rate is X.XX% matching Broker's re-work request to increase LTV to XX% Loan is Manually price at XX% LTV with final rate # X.XX price @ XXX. X/XX/XXXX Approved updated exception from XXX Final rate X.XXX at par (XXX.XX). Ok per XXX for missing trade line and less than months reserves. Comp Factors : XXX FICO, good housing history, residual income of X.Xx payment and only Xx payment shock.	09/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
465901	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
465901	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Final Title showing the borrower as vested owner and including the Alta X endorsement. Per XX.XX Title Insurance Requirements XX.X Manufactured Homes	lender - Uploading estimated SS and FSS showing the XXX being itemized and then paid for through closing XX/XX/XXXX - condition cleared, title clear; Property Title Issue Resolved	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, settlement agent, settlement agent company, title officer and underwriter were not checked with exclusionary lists.	ofac and exclusionary list cleared, no issues ; All Interested Parties Checked against Exclusionary Lists	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete The final XXXX is missing the information in section X Military Service, Section X: Demographic Information. Provide clarification for Section X: Declarations, XA Borrower has had an ownership interest in another property in the last three years. Section XX.X Credit File Document requirements	lender - Uploading updated XXX for military service, demographics and declarations but #X how they held title is not a drop down since he held it in an entity, which is not an op
XX/XX/XXXX - audit condition cleared, updated XXXX info in system; The Final XXXX is Present	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Underwriting Loan Approval Worksheet includes; $XXX.XX- Other, in the subject monthly PITI. Provide documentation to verify what the payment is from. GLs X.X Borrower's Debts and Liabilities	Uploading insurance policies for the subject, one policy for the main dwelling and one for the ADU that is not yet officially detitled and affixed.
XX/XX/XXXX - condition cleared, additional insurance added to pitia; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The Note for the mortgage secured by the subject was provided. The front of XX checks payable to XXX for $XXX is in the file. The Note is with a Private lien holder; a mortgage rating for a lien owned by private party or non-institutional lender will require a mortgage history to be documented with XXX (XXX) months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past XXX months. A VOM from a Private Party may be accepted for the non-subject property. Per GLs X.XX Private Party / Non Institutional Lender.	Lender exception - Ok per XXX to accept the pay history as-is per Sec X.XX, co Ok per XXX to accept the pay history as-is per Sec X.XX, comp factors, XXX FICO, XX% LTV, significant reserves after closing, borr S/E XX+ years, subject in CX condition comp factors, XXX FICO, XX% LTV, significant reserves after closing, borr S/E XX+ years, subject in CX condition	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
414639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/29/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
909475	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909475	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909475	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing ITIN Letter/Card or any identification for BX. Must meet Lender GL Section X.X - Eligible Borrowers.	XX/XX/XXXX - DL provided, condition cleared; XX/XX/XXXX - ITIN provided, however picture ID from country of origin is missing. No passport or DL in file.	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing BX VOE within XX business days prior to closing.	Borrower X Xrd Party VOE Prior to Close Was Provided; Document Uploaded. Received an updated verification of employment conducted on X/X/XXXX showing borrower is still employed with the business.	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing full XX months of bank statements to support income for BX. Need XX/XX/XXXX through XX/XX/XXXX for XXX #XXX.	Income and Employment Meet Guidelines; XX/XX/XXXX - all BS for income received, condition cleared; XX/XX/XXXX - Countering: Client provided XXX #XXX bank statements for XX/XXXX - XX/XXXX. Still missing XX/XX/XXXX for the most recent XX months as XX/XX/XXXX was in original file.	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower X Credit Report is Missing. Missing credit report for BX. Must meet requirements of Lender GL Section X - Credit.	Borrower X Credit Report is not missing.	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Missing appraisal to support $XXX value.	Appraisal is Present or is Waived	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing Missing Purchase Contract to support $XXX sale price.	Purchase Contract Doc is not Missing, or is Not Applicable.; XX/XX/XXXX - seller verified with LLC docs, condition cleared; XX/XX/XXXX - contract provided by client. Lender to provide verification the Edwin Poulin has authority to sign on behalf of XXX,	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/29/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete	XX/XX/XXXX - seller verified with LLC docs, condition cleared; Purchase Contract Doc is complete.	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	B	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
617961	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	08/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
568779	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Only X.XX months are available for reserves; however, XX months are required. There is an approved exception in file to allow X months reserves; however, this criteria was not met. Non-Prime Wholesale Rate Sheet XXX reflects XX months reserves is required when the LTV exceeds XX%.			XX/XX/XXXX - Lender exception - There is an exception approval email in file from XXX to proceed with X months reserves at XX% LTV. Comp factors, XXX FICO, no negative credit at all, borr S/E X+ years, subject in CX condition with recent updating	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
568779	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.			XX/XX/XXXX - Lender exception - There is an exception approval email in file from XXX to proceed with X months reserves at XX% LTV. Comp factors, XXX FICO, no negative credit at all, borr S/E X+ years, subject in CX condition with recent updating	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
568779	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan.	08/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
568779	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan.	08/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
568779	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing The file contains the initial X pages of XXXX and XXXX personal XXXX's. Provide all schedules for XXXX and XXXX XXX personal tax returns. Per GLs Section X - Source of Income: S Corporation.	; Borrower X Personal Tax Returns Provided	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The XXXX shows the subject purchased for primary occupancy. The Residential Income Purchase Agreement, section X; E(X)-XA Occupancy Type is Investment. The appraisal shows the subject is occupied by a tenants; in the SFD and X ADU which were recently added. Provide verification of the cancellation of the lease for the subject main dwelling. Distance between the borrowers' employment and the subject property, total commute should be explained by the borrower. Per GL's X.X Underwriting Philosophy, and Section X VI. Occupancy.	XX/XX/XXXX - Lender rebuttal - A cancellation of lease is beyond the scope of our underwrite and not a requirement of our guidelines, the appraisal is marked tenant but that is the seller’s occupancy and the borrower can still move into the main home and rent out the ADU’s. ATR is covered which would not be required for an XXX so the more stringent requirement has been met and the XXX designation is justified
XX/XX/XXXX - Per lender rebuttal, out of scope. Condition cleared.; Intent of borrower's occupancy supported	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Acknowledged	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed The XXXX-S ' for XXX and XXX from XXX and XXX are to be signed by the borrower. Per GL's Section X.	XX/XX/XXXX - Lender Exception - Ok per XXX to waive the need for the XXX and P&L for their entities and ok per XXX to accept the tax returns as-is without signatures, comp factors, XXX FICO, no negative credit at all, borr S/E for XX+ years, full doc, significant reserves after closing enough to pay; XX/XX/XXX - ULAW was not provided with uplodad, please re-upload.; XX/XX/XXXX - XXXX and XXXX personal tax returns received unsigned. Lender to submit signed copies. XXXX and XXX signed copies have not been submitted. Lender to submit signed XXXXs returns.	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Two Additional Dwelling Units were added to the subject property. Provide the Certificate of Occupancy from local municipality.	XX/XX/XXXX - Final Building permit provided, condition cleared	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The property located at XXX is a PUD. Provide verification of monthly Homeowners association Dues. Per GLs Section X.XX Determining Mortgage Rating GLs X.X Debt-to-Income Ratio, X.X Debt Ratio Calculation for rental properties.	XX/XX/XXXX - HOA fees of $XXX/mo verified with online printout, condition cleared.	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Acknowledged	FCRE1326	Credit	Borrower 1 YTD Profit & Loss Missing	Borrower X YTD Profit & Loss Missing The borrower is XX% owner of XXX. the File has XXXX-S and K-X's from XXXX/XXXX. Provide a Current YTD P & L, to support the income. Per GL's section X- Source of Income: C Corporation.	XX/XX/XXXX - lender exception - Ok per XXX to waive the need for the XXX and P&L for their entities, comp factors, XXX FICO, no negative credit at all, borr S/E for XX+ years, full doc, significant reserves after closing enough to payoff loan	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Acknowledged	FCRE1339	Credit	Borrower 1 Personal Bank Statements Missing	Borrower X Personal Bank Statements Missing The borrower is XX% owner of X S-Corporations; XXX. the File has XXXX-S and K-X's from XXXX/XXXX. Provide bank statements for the XXX (XXX) preceding months, to support the income. Per GLs Section X; Source of Income- S Corporation.	XX/XX/XXXX - lender exception - Ok per XXX to waive the need for the XXX and P&L for their entities, comp factors, XXX FICO, no negative credit at all, borr S/E for XX+ years, full doc, significant reserves after closing enough to payoff loan	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
363093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
446232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/15/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The seller on title does not match the seller on the contract. The vested owner on title is XXX. The seller on the purchase contract is XXX.			Evidence provided to resolved title issue and entities are one in same. Condition cleared.; XX/XX/XXXX - Documents received for XXX already in the file. There are no documents in the file to support that the sellers have the right to sell the property, as the seller on the purchase contract as XXX, builder. Lender to provide documentation for XXX or updated contract showing correct seller matching title.	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
446232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/15/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report with all parties checked and cleared.			All Interested Parties Checked against Exclusionary Lists. XX/XX/XXXX - Final fraud report received, all parties cleared.	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
446232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
446232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
544183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing The borrower's passport shows he is a citizen of XXX, and a a XXX. Provide a copy of the unexpired XXX and EAD. Per GLs: Non Prime Wholesale- Program LTV and Loan Amount matrix -XXX.			XX/XX/XXXX - SSN verification provided, condition cleared; XX/XX/XXXX - Client responded that 'loan closed as an ITIN loan so appropriate check boxes and ID's have been provided.' Loan did close as ITIN and Passport was provided; however, the ITIN Letter is missing. Per Lender GL Section X.X requirements: one government issued ID (Passport) and ITIN Letter (CPXXX Notice).	09/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
544183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The borrower is employed by XXX as a XXX since X/XX. Provide a Verbal Verification of employment within XX hours prior to settlement. Per GL's Section X- Verbal Verification of Employment	Borrower X Xrd Party VOE Prior to Close Was Provided	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower X WVOE Missing The XXXX shows the borrower has X part time employers. The file contains a paystub (dated X/XX/XX) from XXX with year to date earnings. Provide a WVOE verifying earnings for most recent two years, or W-X for the most recent two years. Per GLs section X Source of Income: Part Time Employee/ Wage Earner/ Tips and Gratuities.	Borrower X WVOE Provided. WVOE dated XX/XX/XXXX verifies X years part time employment, condition cleared.	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Purchase Contract and Closing Disclosure show Earnest Money Deposit of $XX,XXX. Provide a Copy of check (canceled or not canceled) with certified escrow deposit receipt; or Bank statement showing the check cleared with certified escrow deposit receipt. Per GLs X.X Earnest money Deposit	XX/XX/XXXX - XXk EMD and escrow receipt received, condition cleared. ; Asset Qualification Meets Guideline Requirements	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified The Verbal Verification dated within XX hours prior to funding for XXX is not in the file.	ATR: Current Employment Was Verified	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891905	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
682044	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete Final XXXX is not signed/executed.	XX/XX/XXXX - Final signed XXXX cleared; The Final XXXX is Present	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
682044	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXXXX.XX are less than Guideline Required Reserves of $XXXXX.XX. XX% LTV requires six months of reserves. Borrower is short $XX,XXX.XX. Per XXX, ok to waive reserve requirement; however, missing minimum of two compensating factors prior to DD Firm will acknowledging. Only one comp factor noted: client is already on the books with XXX and paying current Investment prop on time. loan # XXX.	XXX approved exception to waive reserves. Comp factors, XXX FICO, S/E X+ years, subject in CX well maintained, good condition with recent updating..	09/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
682044	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Cured	finding-3732	Compliance	TRID Total of Payments Test	This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $X,XXX,XXX.XX. The disclosed total of payments of $X,XXX,XXX.XX is not considered accurate because it is understated by more than $XXX and the provided reimbursement amount of $X.XX is not sufficient to cure the inaccuracy. TILA XXXb cure required. Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery to the borrower.
PCCD corrected TOP amount, however there was no proof of a cure provided.	Cure package provided; Exception downgraded to a X/B; TILA XXXb cure required. Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery to the borrower. PCCD corrected TOP amount, however there was no proof of a cure provided.; Document Uploaded. Lender provided attached Post-Fund CD.	09/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
682044	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXXXX.XX are less than Guideline Required Reserves of $XXXXX.XX. There is a lender exception in the file for X months reserves. Lender exception does not have X compensating factors.			Document Uploaded. Received updated Loan Approval Worksheet - Ok per XXX for XX% LTV on this FTHB with X months reserves. Comp factors : XXX FICO , no negative credit at all, subject in CX condition having been built in XXXX.	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% Borrower is a FTHB with no present housing history. Max LTV is XX% per lender GLs X.XX First Time Home Buyer.			Document Uploaded. Received updated Loan Approval Worksheet - Ok per XXX for XX% LTV on this FTHB with X months reserves. Comp factors : XXX FICO , no negative credit at all, subject in CX condition having been built in XXXX.	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Borrower is a FTHB with no present housing history. Max LTV is XX% per lender GLs X.XX First Time Home Buyer.			Document Uploaded. Received updated Loan Approval Worksheet - Ok per XXX for XX% LTV on this FTHB with X months reserves. Comp factors : XXX FICO , no negative credit at all, subject in CX condition having been built in XXXX.	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% Borrower is a FTHB with no present housing history. Max LTV is XX% per lender GLs X.XX First Time Home Buyer.			Document Uploaded. Received updated Loan Approval Worksheet - Ok per XXX for XX% LTV on this FTHB with X months reserves. Comp factors : XXX FICO , no negative credit at all, subject in CX condition having been built in XXXX.	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final XXXX is Incomplete The appropriate “Information was Provided” check box field must be completed under all circumstances.			The Final XXXX is Present	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
949635	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/20/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
287421	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Acknowledged	FCRE1345	Credit	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing The final XXXX shows rental income of $XXXX for XXX and total rent of $XX,XXX for XXX (XXX units). Provide a copy of the leases, and evidence of X months rental payments for; XXX , and XXX.- Unit X, to support total rental income of $XX,XXX, as the current verified rent for XXX. is $XXXXX. Per GLs Section VI. Rental Income Requirements/ Alt Doc.	Ok per XXX to accept the proof of deposits as-is since they do not always timely deposit the funds, comp factors, XX% LTV, XXX FICO, no history of any mortgage lates going back XX+ years, significant reserves after closing, subject in CX condition with recent updating.	09/13/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
287421	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
287421	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/27/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
265162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/20/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements. Borrower is short funds to close in the amount of $XXX.XX. Lender used XXX balance of $XXX,XXX.XX dated XX/XX/XXXX, but most recent XXX balance documented in file is $XX,XXX dated XX/XX/XXXX.			Cleared Insufficient Funds exceptions: Client provided additional $XXk deposit into business account on XX/XX/XX. That is dated after the bank statement in file (XX/XX/XX) and prior to XX/XX/XX closing. In addition, without the $XXk, Lender GL Section X.X allows for a X% variance of funds to close versus final asset statements.; Asset Qualification Meets Guideline Requirements	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Borrower rents for $X,XXX/ month per final URLA. Borrower is a first time homebuyer with no rental history in the file. Lender to provide XX months VOR. Per lender GLs X.XX First time home buyer - If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (XX) consecutive months, or is currently not paying any rent, that borrower is limited to: XX% Max LTV.			Cleared VOM exceptions: Client provided VOR for XX month housing history, dated XX/XX/XX. LTV max now XX%.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Borrower is a first time homebuyer with no rental history in the file. Lender to provide XX months VOR or exception for LTV. Per lender GLs X.XX First time home buyer - If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (XX) consecutive months, or is currently not paying any rent, that borrower is limited to: XX% Max LTV.			Cleared LTV with VOM. Client provided VOM for XX month housing history paid as agreed: Client provided VOR for XX month housing history, dated XX/XX/XX. LTV max now XX%.; Audited LTV of XX% is less than or equal to Guideline LTV of XX%	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265162	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933740	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933740	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933740	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933740	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
707816	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The XXX shows the borrower has lived at the current address for XX months and pays $XXXX in monthly rent. Bank Statements from XXX #XXXX show rent payments were not consistent with $XXXX. A transaction history from XXX, which shows additional payments made for "rent" was provided, the amount paid is not consistent. Bank statements for the last XX months which consistently show payments made for rent amount are required. Provide a copy of the signed lease agreement to show that XXX is the Landlord for XXX, and a Lender exception with X compensating factors which approves variations in rent payments. Per GLs X.XX Determining Rental Rating & X.XX Verification of Rent Payments			Ok per XXX to accept the payment history as -is per Sec X.XX, comp factors, XXX FICO, borr S/E for X+ years, subject in CX well taken care of condition	09/13/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
707816	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
707816	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
283735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1345	Credit	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing Missing Leases for XXX ($XXX), XXX ($XXX), and XXX ($XXX).	XX/XX/XXXX - Removed rental income and increased qualifying income via the bank statement analysis calculation, uploading updated XXXX, bank statement analysis and ULAW. XXX is the departure property so we are using XX% of market rents, uploading
XX/XX/XXXX - Audit verified removal of leases and updated income are within lender GLs, ok to clear. Final DTI within lender GLs; Borrower X Lease Agreements Provided	08/29/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
283735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
283735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FCRE1303	Credit	Income 12 Months Income Verified is Missing	Income XX Months Income Verified is Missing Investment properties located at; XXX are listed on the XXX. Provide the property reports, tax bills, HI, and mortgage statements (if applicable). Per GLs X.XX Determining Mortgage Rating & X.XX Properties Owned Free & Clear & X.X Borrower's Debts and Liabilities	lender - Uploading XXX and XXX for both properties in question and neither can validate as an authentic address. Still including in the loan and DTI to take the conservative route since they are claimed by borrower.
XX/XX/XXXX - address search by lender cannot find properties, condition cleared; Income XX Months Income Verified is Present Or Not Applicable	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814175	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/28/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
508903	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The borrowers departing residence is a condo owned by a relative. The rental payments are documented with bank statements, monthly transaction history. Provide a copy of the lease agreement for $XXXX/month rent. Per GLs X/XX Verification of Rent Payments & X.XX First Time Home Buyer.	Document Uploaded. Received updated ULAW. Exception lists Ok per XXX to waive copy of lease. Comp factors XXX FICO, no negative credit at all, full do, subject in CX condition with recent updating.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
508903	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
508903	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
508903	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
673681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
673681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
673681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
578908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	9/25/2023	Acknowledged	929	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. X. The Lender and the XXX have the same address listed on the Security Agreement. There is no letter of explanation in file as to why the Lender and XXX have the same address. X. The Sole member of XXX listed on the IRS EIN letter is XXX and not the guarantors on this loan. X. XXX to provide LOE as to why the lender and borrowing LLC have the same address on the security instrument. X. XXX to provide proof that the two guarantors on this loan are not affiliated and/or employed by the lender.

Per Lender Guidelines XX.XX Conflicts of Interest - Lender should monitor parties in connection to closing of the transaction for conflicts of interest and related parties. Ineligible loans include where parties either handle their own funds via the closing or lack disinterest between parties in the transaction.

Per Lender Guidelines X.X Ineligible Borrowers - loans processed and submitted by Mortgage Brokers and / or their employees for their personal loan requirements (see also §XX.XX).

Per Lender Guidelines X.XX Mortgage Broker or Employee of a Mortgage Broker - XXX will fund loans made to self-employed mortgage brokers and their employees or borrower’s whose employment / income is affiliated with the residential mortgage industry (i.e.: realtor, loan officer, and account executive).	XX/XX/XXXX - This set up was pre-approved by management. The XXX is set up by XXX and bought back by the XX and guarantors, please refer to Side Letter and entity documents. To our knowledge Guarantors are not;
employes of XXX, thank you.;
XX/XX/XXXX - No rebuttal or documents provided from client for this exception.	12/1/2023	12/1/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
																				D	B	D	B	D	A	C	A	D	B	D	D	C	C	D	D	C	D	D	D	C	C	D	D	C	D	D	D	C	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
578908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	9/25/2023	Cleared	2570	Credit	Final Loan Application is Missing	Final loan application is Missing. Missing final URLAs for both Rafael Herbst and Ariel Hernan Shahar as Guarantor. Final XXXX is required to determine who the broker is on this loan. The Lender and the XXX have the same address listed on the Security Agreement.	XX/XX/XXXX: Under review; XX/XX/XXXX: Client providing rebuttal - As a non-consumer loan, the business purpose loan application in file is considered to be sufficient.	10/13/2023	XX/XX/XXXX: Final loan application is Present - Client provided responsed and stated they do not require the URLA for business purpose loans.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
																				D	B	D	A	D	A	C	A	D	B	D	D	C	C	D	D	C	D	D	D	C	C	D	D	C	D	D	D	C	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
578908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	9/25/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: X. The Articles of Amendment provided list a foreign business and mailing address for the XXX. Per Lender guidelines X.XX Borrowing Entities - In all events, the Borrower must be a XXX formed and based Entity, foreign entities (i.e.: entities formed or based outside the XXX) or foreign owned entities are not allowed. X. The XXX Business entity is owned by the X guarantors on file plus XX Properties LLC. Per Lender guidelines X.XX Borrowing Entities - Nesting is limited to only one (X) wholly-owned subsidiary that in turn must be owned by individual(s); multiple nesting or ownership by multiple entities, trusts, etcetera are not acceptable.	XX/XX/XXXX - Escalated for review.;
XX/XX/XXXX - Client Rebuttal - Please see the current registry entry, collected from XXX; uploaded XX/XX/XXXX. The XXX is "XXX" of XXX. The purpose of our GL prohibiting foreign based/owned entities is the difficulty in process service in the event of default. This entity has a XXX based registered agent. Service to this agent is equal to service on the Borrower. This is an acceptable entity with a XXX. based XXX;
;
XX/XX/XXXX: Management Review Email- During our review, we observed that the initially XXX based company, transferred ownership and operations to outside the XXX.  Per the GLs this is not allowed.  Although the business was formed inside the XXX using the lender’s private mail box as the registered address (also the borrowing entities address on the application); ownership was transferred from the lender to the new owners, changed the registered address of the company to XXX. This would no longer be considered a XXX based company. We considered the memo sent from the Attorney to understand the process XXX does to help lend to XXX entities. Under the program XXX offers, XXX sets up domestic XXX for non-domestic entities, then switches the ownership to a non-domestic entity right before closing in order to be able to lend to domestic corporations.  Amendment in file confirming place of address in Israel. The ball has landed on the guidelines not allowing the entity now based outside the XXX. ;
;
XX/XX/XXXX: Client providing rebuttal - these are XXX formed entities with overseas mailing address due to the XXX of one or more of the Guarantor(s). A foreign address for mailing purposes does not alter where and under what laws the entity was formed. The nesting of XXX properties XXX as a member of XXX represents a single nested entity as allowed per the GL. XXX has two members: XXX XXX% and XXX XXX%. XXX propties is the single nested entity. XXX is XXX% owned by XXX This is within guideline.	10/13/2023	XX/XX/XXXX: Audit has reviewed the clients rebuttal, and technically speaking, at the time of origination, it was a XXX based LLC and meets the clients guideline requirements, condition cleared with upper management review.;
;
11/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
																				D	B	C	A	D	A	C	A	D	B	D	D	C	C	D	D	C	D	D	D	C	C	D	D	C	D	D	D	C	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
578908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	9/25/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool for the two guarantors on file. Additional conditions may apply.	XX/XX/XXXX: Client providing rebuttal - there is a XXX Fraud report in the file dated XX/XX/XXXX. both guarantors are identified on page four of that report.	10/13/2023	Fraud report Present.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
																				D	B	D	A	D	A	C	A	D	B	D	D	C	C	D	D	C	D	D	D	C	C	D	D	C	D	D	D	C	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
578908	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	9/25/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: It appears that the lender is using foreign held asset account(s) to qualify, and the file does not contain any evidence of transfer to XXX or Escrow/Closing agent. Please provide completed asset documentation. Additional conditions may apply. Per lender’s guidelines section X.XX Assets Held/Foreign Accounts: Sufficient funds to close must be on deposit with the Escrow/Closing Agent at least XXX (X) business days (including Saturdays for this calculation) prior to any closing date.	XX/XX/XXXX - Audit verified udpated assets for account #XXX thru XX/XX/XXXX and $XXX balance. Audit assets back into available funds.;
XX/XX/XXXX - Asset statement for XX/XX/XXXX has been uploaded to the file as of XX/XX/XXXX. Sufficient assets;
documented, with expiration now extended to XX/XX/XXXX; beyond the funding date.;
XX/XX/XXXX - Additional Clarity from XXX:  In addition to the commentary, provided XX/XX/XXXX,  XXX had originally cited the assets because the bank statements provided in the file are considered expired based on the XXX guidelines.    The rebuttal we received from XXX addressed sufficiency which we agree with.  However, based on the guidelines and the 'Asset Summary' provided, the bank statements are outdated:  Lender's Asset summary sheet states : "Funded XX/XX/XXXX. Closing assets must be sourced from one of these accounts (XXX #XXX or XXX #XXX). If direct from XXX, needed to be onshore in XXX or on deposit with closer at least XXX business days prior to funding.";
XX/XX/XXXX - From XXX:  Exception XXX Assets: letter is provided indicating that an XXX bill was provided and attached (although it’s not attached in file) indicating that XXX is the manager and sole member of XXX and that he resides in XXX. This XXX was also formed in XX/XX/XXXX by XXX and then all ownership transferred in XX/XX/XXXX to XXX.  Because XXX owns more than XXX% of the business, a credit report would only be required for him. For XXX, it appears that the following would be required. ;
XX/XX/XXXX - Audit response: Title received two incoming wire for funds to close. 1. $XXX from XXX #XXX and 2. $XXX from XXX #XXX. XXX #XXX assets in file expired XX/XX/XXXX and cannot be used as funds to close without an updated statement. Client to provide updated bank statement for XXX #XXX. ;
Lender's Asset summary sheet states "Funded XX/XX/XXXX. Closing assets must be sourced from one of these accounts (XXX #XXX or XXX #XXX). If direct from XXX, needed to be onshore in XXX or on deposit with closer at least XXX business days prior to funding.";
XX/XX/XXXX: client providing rebuttal: Funds to close were drawn from accounts -XXX and -XXX. Amounts were $XXX from each account. Transfers dated XX/XX/XXXX to title. Each account had sufficient, seasoned funds to make these transfers as of the date of the transfers. No foreign funds were needed, and nothing in the file indicates that any were sent. Even had foreign funds been transferred into the source accounts, the gap between the transfers and funding was more that the three days required.	10/13/2023	The exception 'Asset Documents are Incomplete' is cleared.	12/1/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
																				D	B	C	A	D	A	C	A	D	B	D	D	C	C	D	D	C	D	D	D	C	C	D	D	C	D	D	D	C	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
542750	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	1276	Property	Is Completion Certificate in file is No	An escrow holdback for repair agreement was completed and included in the file. File is subject to a final inspection report upon the competition of repairs.	XX/XX/XXXX - Final inspection received shows all repaies XXX% completed. Condition cleared. ;
XX/XX/XXXX - Inspection received shows XXX% of repairs have been completed.The inspection show the subject has been gutted, with only rough in electrical and plumbing at this time. Lender to provide final inspection showing all repairs have been completed per escrow holdback. ;
XX/XX/XXXX- Client submitted copy of completion report	11/27/2023	The Completion Certificate is Yes	2/9/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
542750	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
542750	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
364916	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed		Cleared	2023070046	No Findings	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A